Deposit on Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Note 5 – Deposit on Inventory

As of June 30, 2014 the Company pre-paid $287,278 as a deposit on inventory for its finished personal security devices.  This inventory is scheduled to arrive by December 31, 2014.

Note 5 – Deposit on Inventory

As of December 31, 2013, the Company has paid $138,262 for deposits on inventory of its finished personal security devices.  The company has a total commitment of $47,561 for future inventory payments.